Investment in Riverfront and Brooksville Joint Ventures (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Aug. 08, 2014 USD ($)
Capital contributions made	$ 625	$ 5,266	$ 116
Equity in the loss of the joint venture	(145)	(128)	$ (63)
Joint Venture consolidated retained earnings	$ 389	$ 295
Wash DC 1
Land acreage | ft²	5.82
Riverfront I Joint Venture
Square feet residential apartment building | ft²	300,000
Retail square feet | ft²	18,000
Land acreage | ft²	2
Value of land contributed	$ 13,500
Cash contributed	$ 4,866
Joint venture percentage stake	76.91%	76.91%
MRP minimum capital contribution	$ 5,553
EB5 Secondary financing				$ 17,000
Nonrecourse construction loan				$ 65,000
Book value of land contribution	6,165
Equity in the loss of the joint venture	$ (105)	$ (89)
Brooksville Joint Venture
Land acreage | ft²	4,300
Joint venture percentage stake	50.00%	50.00%
FRP land contribution previously leased to Vulcan | ft²	3,443
Book value of land contribution	$ 2,548
FRP and Vulcan additional acquisition costs	$ 3,018
Additional land acquired | ft²	288
Vulcan land contribution | ft²	553
Mandatory capital contribution obligation	$ 2,380
Capital contributions made	2,347
Equity in the loss of the joint venture	$ (40)	$ (39)